Filed with the Securities and Exchange Commission on April 24, 2009

1940 Act Registration No.  811-08360
1933 Act File No. 33-75340
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	45	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	46	[	X	]

(Check appropriate box or boxes.)

GUINNESS ATKINSON FUNDS

(Formerly Investec Funds)
(Exact Name of Registrant as Specified in Charter)

21550 Oxnard Street, Suite 750
Woodland Hills, California 91367
(Address of Principal Executive Office)

1-800-362-5365
(Registrant’s Telephone Number, Including Area Code)

James J. Atkinson, President
Guinness Atkinson Funds
21550 Oxnard Street, Suite 750
Woodland Hills, California 91367
(Name and Address of Agent for Service)

Copy to:
Susan J. Penry Williams, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On May 1, 2009 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 44 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 27, 2009, and pursuant to Rule 485(a)(1) would become effective on April 28, 2009.

This Post-Effective Amendment No. 45 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 1, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 45 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 45 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of April, 2009.

GUINNESS ATKINSON FUNDS

By: /s/James Atkinson
James Atkinson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 45 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/James Atkinson	President	April 24, 2009
James Atkinson

/s/Dr. Gunter Dufey*	Trustee	April 24, 2009
Dr. Gunter Dufey

/s/J.I. Fordwood*	Trustee	April 24, 2009
J.I. Fordwood

/s/Timothy Guinness*	Trustee	April 24, 2009
Timothy Guinness

/s/Bret A. Herscher*	Trustee	April 24, 2009
Bret A. Herscher

/s/J. Brooks Reece, Jr.*	Trustee and Chairman	April 24, 2009
J. Brooks Reece, Jr.

/s/Michael Ricks	Treasurer	April 24, 2009
Michael Ricks

*By: /s/Susan Penry-Williams
Susan Penry-Williams Attorney-in-Fact